Segmental Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Operating Segments	The information below includes information about the Group’s products and services, geographical areas, and major customers.

	2023	2023	2022	2021
	US$’000	S$’000	S$’000	S$’000
Revenue
Omnichannel CX solutions	299,590	395,040	384,184	334,047
Sales and digital marketing	133,796	176,423	166,506	114,718
Content, trust and safety	61,438	81,012	109,496	103,538
Other business process services and other services	4,456	5,876	3,934	2,895

	499,280	658,351	664,120	555,198

Summary of Geographical Areas
The Group presents revenue by geographical location based on which office delivers the service, irrespective of the location of the customer engaging the Group’s services or location of the customer that the Group is interacting with.

Non-current

assets below exclude financial instruments and deferred tax assets.

	Revenue				Non-current assets
	2023	2023	2022	2021	December 31, 2023	December 31, 2022
	US$’000	S$’000	S$’000	S$’000	S$’000	S$’000
Singapore	89,634	118,192	143,137	143,989	6,120	10,422
The Philippines	125,989	166,129	165,004	144,313	16,055	21,733
Malaysia	153,454	202,345	201,226	145,184	16,511	18,720
Thailand	52,158	68,775	89,588	71,574	14,175	8,742
Japan	23,498	30,984	27,020	30,838	3,032	2,705
China	12,444	16,409	16,848	11,671	213	1,133
Others*	42,103	55,517	21,297	7,629	18,272	16,115

	499,280	658,351	664,120	555,198	74,378	79,570

*	Comprises revenue from Australia, Brazil, Colombia, Hong Kong, India, Indonesia, Romania, Spain, South Korea, Taiwan, Türkiye and Vietnam.

Summary of Major Customers
During the year, the Group had revenue transactions with major customers that amounted to more than 10% of the Group’s revenue as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Customer
A	179,193	246,281	237,595
B	134,988	120,378	104,629
C	82,061	81,794	62,830
D	*	68,037	*

	396,242	516,490	405,054

*	Represents less than 10% of the Group’s revenue in 2023 and 2021.